Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives (Detail) - Dec. 31, 2025 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Estimated amortization expense
2026	¥ 1,710	$ 245
2027	1,499	214
2028	243	35
2029	206	29
2030	¥ 150	$ 21